Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments as of December 31, 2014 for noncancelable operating leases that have initial or remaining terms in excess of one year are as follows:

2015	$5.8
2016	5.2
2017	4.3
2018	3.9
2019	3.4
Thereafter	20.6
$43.2